UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® New York Municipal
Money Market Fund

October 31, 2013

1.809088.110

NFS-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 60.5%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.37% 11/7/13, VRDN (b)(e)	$ 3,200,000	$ 3,200,000
Florida - 0.0%
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.14% 11/7/13, LOC Bank of America NA, VRDN (b)(e)	1,500,000	1,500,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 0.28% 11/7/13, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,100,000	1,100,000
		2,600,000
Georgia - 0.1%
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.1% 11/7/13, LOC Freddie Mac, VRDN (b)(e)	7,350,000	7,350,000
Indiana - 0.0%
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 07 C52, 0.14% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,720,000	1,720,000
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.08% 11/7/13, VRDN (b)(e)	3,900,000	3,900,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.32% 11/7/13, VRDN (b)	1,300,000	1,300,000
0.32% 11/7/13, VRDN (b)	2,900,000	2,900,000
		8,100,000
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series Putters 4242, 0.1% 11/7/13 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)	3,825,000	3,825,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.27% 11/7/13, VRDN (b)(e)	3,450,000	3,450,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.37% 11/7/13, VRDN (b)(e)	3,200,000	3,200,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.27% 11/7/13, LOC Landesbank Baden-Wurttemberg, VRDN (b)(e)	2,300,000	2,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.27% 11/7/13, VRDN (b)	$ 1,600,000	$ 1,600,000
Series 2012 A, 0.29% 11/7/13, VRDN (b)(e)	3,100,000	3,100,000
		4,700,000
New York - 53.2%
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 0.3% 11/7/13, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	760,000	760,000
East Rochester Hsg. Auth. Rev. (Daniel's Creek at Baytowne Proj.) Series 2001, 0.19% 11/7/13, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	7,825,000	7,825,000
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.09% 11/7/13, LOC Wells Fargo Bank NA, VRDN (b)	12,175,000	12,175,000
Long Island Pwr. Auth. Elec. Sys. Rev. Series 1A, 0.19% 11/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (b)	65,400,000	65,400,000
Nassau Health Care Corp. Rev. Series 2009 D1, 0.11% 11/7/13, LOC JPMorgan Chase Bank, VRDN (b)	7,460,000	7,460,000
New York City Gen. Oblig.:
Participating VRDN:
Series MS 3324, 0.08% 11/7/13 (Liquidity Facility Cr. Suisse) (b)(f)	6,650,000	6,650,000
Series Putters 2949, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	14,170,000	14,170,000
Series Putters 3118, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,180,000	5,180,000
Series Putters 3217, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,905,000	13,905,000
Series Putters 3793, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series Putters 4144 Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,665,000	5,665,000
Series Putters 4237, 0.1% 11/7/13 (Liquidity Facility Deutsche Bank AG) (b)(f)	7,035,000	7,035,000
Series Putters 4345, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,750,000	3,750,000
Series Putters 4403 Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series ROC II R 14000X, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	3,100,000	3,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN: - continued
Series ROC II R 14045, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	$ 11,350,000	$ 11,350,000
Series Solar 07 91, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	10,020,000	10,020,000
Series 1995 B8, 0.12% 11/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (b)	31,300,000	31,300,000
Series 1995 F5, 0.12% 11/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (b)	26,000,000	26,000,000
Series 2003 C2, 0.12% 11/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (b)	6,000,000	6,000,000
Series 2004 A2, 0.09% 11/7/13, LOC Bank of America NA, VRDN (b)	47,400,000	47,400,000
Series 2006 E3, 0.08% 11/7/13, LOC Bank of America NA, VRDN (b)	10,000,000	10,000,000
Series 2006 I7, 0.13% 11/7/13, LOC Bank of America NA, VRDN (b)	42,800,000	42,800,000
Series 2008 J11, 0.14% 11/7/13 (Liquidity Facility KBC Bank NV), VRDN (b)	26,200,000	26,200,000
New York City Health & Hosp. Corp. Rev.:
Series 2008 D, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (b)	22,255,000	22,255,000
Series 2008 E, 0.08% 11/7/13, LOC JPMorgan Chase Bank, VRDN (b)	9,190,000	9,190,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.09% 11/7/13, LOC Landesbank Hessen-Thuringen, VRDN (b)	19,100,000	19,100,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.11% 11/7/13, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,430,000	5,430,000
(270 East Burnside Avenue Apts.) Series A, 0.07% 11/7/13, LOC Fannie Mae, VRDN (b)(e)	6,400,000	6,400,000
(Aldus Street Apts. Proj.) Series A, 0.09% 11/7/13, LOC Fannie Mae, VRDN (b)(e)	6,035,000	6,035,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.13% 11/7/13, LOC Citibank NA, VRDN (b)(e)	15,500,000	15,500,000
(Beekman Tower Proj.) Series 2008 A, 0.08% 11/7/13, LOC RBS Citizens NA, VRDN (b)	92,400,000	92,400,000
(Bruckner by the Bridge Proj.) Series 2008 A, 0.07% 11/7/13, LOC Freddie Mac, VRDN (b)	15,300,000	15,300,000
(Cook Street Apts. Proj.) Series A, 0.08% 11/7/13, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,580,000	4,580,000
(First Avenue Dev. Proj.) Series 2002 A, 0.08% 11/7/13, LOC Fannie Mae, VRDN (b)(e)	19,795,000	19,795,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(Grace Towers Dev. Proj.) Series 2005 A, 0.09% 11/7/13, LOC Citibank NA, VRDN (b)(e)	$ 10,400,000	$ 10,400,000
(La Casa del Sol Proj.) Series 2005 A, 0.09% 11/7/13, LOC Citibank NA, VRDN (b)(e)	4,750,000	4,750,000
(Peter Cintron Apts. Proj.) Series C, 0.09% 11/7/13, LOC Fannie Mae, VRDN (b)(e)	3,700,000	3,700,000
(Related-Upper East Proj.) Series A, 0.16% 11/7/13, LOC Landesbank Baden-Wuert, VRDN (b)(e)	17,200,000	17,200,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.07% 11/7/13, LOC Freddie Mac, VRDN (b)(e)	21,000,000	21,000,000
(State Renaissance Court Proj.) Series A, 0.09% 11/7/13, LOC Freddie Mac, VRDN (b)(e)	6,500,000	6,500,000
(Thessalonica Court Apts. Proj.) Series A, 0.09% 11/7/13, LOC Citibank NA, VRDN (b)(e)	17,500,000	17,500,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.09% 11/7/13, LOC Citibank NA, VRDN (b)(e)	5,565,000	5,565,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.07% 11/7/13, LOC Fannie Mae, VRDN (b)(e)	18,000,000	18,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Morris Avenue Apts. Proj.) Series A, 0.07% 11/7/13, LOC Fannie Mae, VRDN (b)(e)	23,600,000	23,600,000
(West 61st Street Apts. Proj.) Series 2007 A, 0.07% 11/7/13, LOC Fannie Mae, VRDN (b)(e)	1,500,000	1,500,000
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2009 A, 0.07% 11/7/13, LOC RBS Citizens NA, VRDN (b)	14,260,000	14,260,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.2% 11/7/13, LOC Bank of America NA, VRDN (b)	4,640,000	4,640,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Tiago Hldgs., LLC Proj.) Series 2007, 0.12% 11/7/13, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	40,000,000	40,000,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.09% 11/7/13, LOC Bank of America NA, VRDN (b)	25,000,000	25,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BA 08 1192, 0.13% 11/7/13 (Liquidity Facility Bank of America NA) (b)(f)	2,988,000	2,988,000
Series BA 08 1206, 0.15% 11/7/13 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)	9,000,000	9,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN: - continued
Series BC 13 16U, 0.09% 11/7/13 (Liquidity Facility Barclays Bank PLC) (b)(f)	$ 2,000,000	$ 2,000,000
Series BC 13 3WX, 0.09% 11/7/13 (Liquidity Facility Barclays Bank PLC) (b)(f)	7,200,000	7,200,000
Series EGL 06 74 Class A, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	13,000,000	13,000,000
Series EGL 7050083 Class A, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	28,015,000	28,015,000
Series Floaters 3129, 0.08% 11/7/13 (Liquidity Facility Cr. Suisse) (b)(f)	12,220,000	12,220,000
Series MS 3362, 0.1% 11/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,000,000	5,000,000
Series Putters 1289, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,580,000	1,580,000
Series Putters 2559, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,335,000	5,335,000
Series Putters 3223, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,830,000	9,830,000
Series Putters 3384, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,875,000	1,875,000
Series Putters 3496Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,050,000	7,050,000
Series Putters 3497Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,025,000	13,025,000
Series Putters 4378, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,715,000	4,715,000
Series RBC O 23, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (b)(f)	8,265,000	8,265,000
Series ROC II R 11916, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	5,045,000	5,045,000
Series ROC II R 11931, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	6,815,000	6,815,000
Series ROC II R 11966, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	10,000,000	10,000,000
Series 2008 B1, 0.07% 11/7/13 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	25,500,000	25,500,000
Series 2014 AA, 0.07% 11/1/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	27,100,000	27,100,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BC 11 6B, 0.09% 11/7/13 (Liquidity Facility Barclays Bank PLC) (b)(f)	10,925,000	10,925,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN: - continued
Series BC 11 8B, 0.09% 11/7/13 (Liquidity Facility Barclays Bank PLC) (b)(f)	$ 9,300,000	$ 9,300,000
Series MS 3358, 0.1% 11/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,165,000	5,165,000
Series Putters 3544, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,655,000	10,655,000
Series Putters 3545, 0.09% 11/1/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,860,000	5,860,000
Series Putters 4084Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,850,000	3,850,000
Series Putters 4331, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,240,000	3,240,000
Series Putters 4399, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series RBC O 65, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (b)(f)	4,500,000	4,500,000
Series ROC II R 11994, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	6,480,000	6,480,000
Series 2001 B, 0.1% 11/1/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	15,300,000	15,300,000
Series 2003 1A, 0.12% 11/7/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	2,780,000	2,780,000
Series 2003 A2, 0.07% 11/4/13 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	117,000,000	117,000,000
Series 2003 C2, 0.09% 11/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	2,900,000	2,900,000
New York City Trust Cultural Resources Rev.:
(Alvin Ailey Dance Foundation, Inc. Proj.) Series 2003, 0.1% 11/7/13, LOC Citibank NA, VRDN (b)	7,000,000	7,000,000
Participating VRDN:
Series Putters 3680, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series ROC II R 11927, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	6,000,000	6,000,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 3792Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,365,000	6,365,000
Series MS 3275, 0.1% 11/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	10,000,000	10,000,000
Series Putters 3239, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,075,000	5,075,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN: - continued
Series Putters 3281Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 7,015,000	$ 7,015,000
Series Putters 3518, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,685,000	12,685,000
Series Putters 3875, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,000,000	7,000,000
Series ROC II R 11984, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	5,000,000	5,000,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.09% 11/7/13, LOC HSBC Bank U.S.A., NA, VRDN (b)	2,210,000	2,210,000
(College of New Rochelle Proj.) Series 2008, 0.14% 11/7/13, LOC RBS Citizens NA, VRDN (b)	21,605,000	21,605,000
(Pratt Institute Proj.) Series 2009 B, 0.11% 11/7/13, LOC TD Banknorth, NA, VRDN (b)	2,900,000	2,900,000
(The Culinary Institute of America Proj.):
Series 2004 C, 0.08% 11/7/13, LOC TD Banknorth, NA, VRDN (b)	9,825,000	9,825,000
Series 2006, 0.08% 11/7/13, LOC TD Banknorth, NA, VRDN (b)	6,400,000	6,400,000
Participating VRDN:
ROC II R 11944, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	6,000,000	6,000,000
Series EGL 06 47 Class A, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	14,900,000	14,900,000
Series EGL 07 0002, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	11,950,000	11,950,000
Series EGL 07 0066, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	4,000,000	4,000,000
Series Putters 1955, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,140,000	10,140,000
Series Putters 3382, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995,000	4,995,000
Series Putters 3383, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	14,995,000	14,995,000
Series Putters 3803, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,000,000	6,000,000
Series ROC II R 11722, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	9,870,000	9,870,000
Series ROC II R 11955, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	9,000,000	9,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN: - continued
Series ROC II R 11975, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	$ 5,290,000	$ 5,290,000
Series 2006 A2, 0.07% 11/7/13, LOC TD Banknorth, NA, VRDN (b)	11,800,000	11,800,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series Putters 3376, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,450,000	4,450,000
Series ROC II R 11945, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	5,490,000	5,490,000
New York Hsg. Fin. Agcy. Rev.:
(150 East 44th Street Hsg. Proj.) Series 2000 A, 0.08% 11/7/13, LOC Fannie Mae, VRDN (b)(e)	3,250,000	3,250,000
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.09% 11/7/13, LOC Bank of America NA, VRDN (b)	47,900,000	47,900,000
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.07% 11/7/13, LOC Fannie Mae, VRDN (b)	4,065,000	4,065,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.12% 11/7/13, LOC Bank of America NA, VRDN (b)	9,200,000	9,200,000
(330 West 39th Street Hsg. Proj.) Series 2010 A, 0.18% 11/7/13, LOC Bank of America NA, VRDN (b)	25,000,000	25,000,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.09% 11/1/13, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	26,000,000	26,000,000
Series 2002 A, 0.09% 11/1/13, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	60,000,000	60,000,000
Series 2004 A, 0.09% 11/1/13, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	16,500,000	16,500,000
(455 West 37th Street Hsg. Proj.) Series A, 0.09% 11/1/13, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	6,850,000	6,850,000
(505 West 37th Street Proj.):
Series 2008 A, 0.11% 11/1/13, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	46,000,000	46,000,000
Series 2009 A, 0.09% 11/1/13, LOC Landesbank Hessen-Thuringen, VRDN (b)	18,200,000	18,200,000
Series 2009 B, 0.09% 11/1/13, LOC Landesbank Hessen-Thuringen, VRDN (b)	18,200,000	18,200,000
(750 Sixth Avenue Hsg. Proj.) Series 1998 A, 0.07% 11/7/13, LOC Fannie Mae, VRDN (b)(e)	5,000,000	5,000,000
(80 DeKalb Ave. Hsg. Proj.):
Series 2009 A, 0.09% 11/7/13, LOC Landesbank Hessen-Thuringen, VRDN (b)	10,150,000	10,150,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(80 DeKalb Ave. Hsg. Proj.): - continued
Series 2009 B, 0.09% 11/7/13, LOC Landesbank Hessen-Thuringen, VRDN (b)	$ 10,460,000	$ 10,460,000
(88 Leonard Street Proj.) Series 2005 A, 0.13% 11/7/13, LOC Landesbank Hessen-Thuringen, VRDN (b)	1,600,000	1,600,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.1% 11/7/13, LOC Fannie Mae, VRDN (b)(e)	30,500,000	30,500,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 A, 0.1% 11/7/13, LOC Freddie Mac, VRDN (b)(e)	58,500,000	58,500,000
(Clinton Green South Hsg. Proj.) Series 2006 A, 0.07% 11/7/13, LOC Freddie Mac, VRDN (b)(e)	30,900,000	30,900,000
(Grace Towers Hsg. Proj.) Series 2004 A, 0.07% 11/7/13, LOC Freddie Mac, VRDN (b)(e)	8,650,000	8,650,000
(Helena Hsg. Proj.) Series 2003 A, 0.1% 11/7/13, LOC Fannie Mae, VRDN (b)(e)	33,000,000	33,000,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.07% 11/7/13, LOC Fannie Mae, VRDN (b)(e)	21,800,000	21,800,000
(Normandie Court II Hsg. Proj.) Series 1999 A, 0.07% 11/7/13, LOC Freddie Mac, VRDN (b)(e)	31,470,000	31,470,000
(Saville Hsg. Proj.) Series 2002 A, 0.07% 11/7/13, LOC Freddie Mac, VRDN (b)(e)	10,000,000	10,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.11% 11/7/13, LOC Freddie Mac, VRDN (b)(e)	13,800,000	13,800,000
(Sea Park West Hsg. Proj.) Series 2004 A, 0.11% 11/7/13, LOC Freddie Mac, VRDN (b)(e)	3,300,000	3,300,000
(Shore Hill Hsg. Proj.) Series 2008 A, 0.07% 11/7/13, LOC Freddie Mac, VRDN (b)	10,750,000	10,750,000
(South Cove Plaza Proj.) Series A, 0.08% 11/7/13, LOC Freddie Mac, VRDN (b)(e)	4,000,000	4,000,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.09% 11/7/13, LOC Fannie Mae, VRDN (b)(e)	28,320,000	28,320,000
(Theatre Row Tower Hsg. Proj.) Series 2002 A, 0.07% 11/7/13, LOC Freddie Mac, VRDN (b)(e)	3,500,000	3,500,000
(Tower 31 Hsg. Proj.) Series 2005 A, 0.07% 11/7/13, LOC Freddie Mac, VRDN (b)(e)	32,400,000	32,400,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.13% 11/7/13, LOC Landesbank Hessen-Thuringen, VRDN (b)	1,600,000	1,600,000
(Tribeca Park Proj.) Series 1997 A, 0.07% 11/7/13, LOC Fannie Mae, VRDN (b)(e)	62,300,000	62,300,000
(Union Square South Proj.) Series 1996 A, 0.07% 11/7/13, LOC Fannie Mae, VRDN (b)(e)	41,550,000	41,550,000
(Worth Street Hsg. Proj.) Series A, 0.07% 11/7/13, LOC Fannie Mae, VRDN (b)(e)	27,600,000	27,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
Series 2007 A:
0.07% 11/7/13, LOC Freddie Mac, VRDN (b)(e)	$ 35,545,000	$ 35,545,000
0.1% 11/7/13, LOC Fannie Mae, VRDN (b)(e)	182,235,000	182,234,999
Series 2008 A:
0.11% 11/7/13, LOC Freddie Mac, VRDN (b)(e)	18,900,000	18,900,000
0.11% 11/7/13, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	5,090,000	5,090,000
Series 2012 A, 0.08% 11/7/13, LOC Manufacturers & Traders Trust Co., VRDN (b)	10,400,000	10,400,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.1% 11/7/13, LOC Bank of America NA, VRDN (b)	12,230,000	12,230,000
New York Liberty Dev. Corp. Lib Participating VRDN Series Putters 4011 Z, 0.1% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	31,020,000	31,020,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Participating VRDN Series ROCS II R 12299, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	22,770,000	22,770,000
Series 2008 A1, 0.08% 11/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	32,005,000	32,005,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (b)	11,200,000	11,200,000
Series 2005 D2, 0.08% 11/1/13, LOC Landesbank Hessen-Thuringen, VRDN (b)	13,900,000	13,900,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.09% 11/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	15,200,000	15,200,000
Series 2004 C3, 0.1% 11/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	33,000,000	33,000,000
Series 2010 A3, 0.08% 11/7/13, LOC Bank of Nova Scotia, VRDN (b)(e)	25,700,000	25,700,000
New York State Gen. Oblig. Participating VRDN Series ROC II R 11936, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	16,800,000	16,800,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	5,280,000	5,280,000
New York Urban Dev. Corp. Rev. Participating VRDN Series Putters 2750, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,170,000	12,170,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
Puttable Floating Optional Tax Exempt Receipt Participating VRDN Series MT 844, 0.14% 11/7/13 (Liquidity Facility Bank of America NA) (b)(f)	$ 25,475,000	$ 25,475,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.5% 11/7/13, LOC Citibank NA, VRDN (b)(e)	770,000	770,000
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN Series Putters 3357, 0.11% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,525,000	6,525,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series BC 12 10W, 0.09% 11/7/13 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)	5,000,000	5,000,000
Series Putters 3330, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	36,730,000	36,730,000
Series Putters 3685, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000,000	2,000,000
Series Putters 4405, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,800,000	5,800,000
Series Putters 4406, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000,000	3,000,000
Series ROC II R11934, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (b)(f)	9,450,000	9,450,000
Series 2005 B 2A, 0.07% 11/1/13, LOC California Pub. Employees Retirement Sys., VRDN (b)	8,425,000	8,425,000
Series 2005 B3, 0.09% 11/7/13 (Liquidity Facility Bank of America NA), VRDN (b)	124,430,000	124,430,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.11% 11/7/13, LOC RBS Citizens NA, VRDN (b)	5,400,000	5,400,000
		2,923,982,999
New York & New Jersey - 5.2%
New York and New Jersey Port Auth. Rev. Participating VRDN Series MS 3344, 0.1% 11/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,700,000	2,700,000
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BA 07 1017, 0.15% 11/7/13 (Liquidity Facility Bank of America NA) (b)(e)(f)	21,000,000	21,000,000
Series BA 07 1043, 0.1% 11/7/13 (Liquidity Facility Bank of America NA) (b)(f)	6,325,000	6,325,000
Series BA 08 1055, 0.15% 11/7/13 (Liquidity Facility Bank of America NA) (b)(e)(f)	15,580,000	15,580,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN: - continued
Series BA 08 1066, 0.18% 11/7/13 (Liquidity Facility Bank of America NA) (b)(e)(f)	$ 5,230,000	$ 5,230,000
Series BA 08 1067, 0.15% 11/7/13 (Liquidity Facility Bank of America NA) (b)(e)(f)	16,840,000	16,840,000
Series BA 08 1107, 0.15% 11/7/13 (Liquidity Facility Bank of America NA) (b)(e)(f)	8,085,000	8,085,000
Series EGL 06 107 Class A, 0.13% 11/7/13 (Liquidity Facility Citibank NA) (b)(e)(f)	87,600,000	87,600,000
Series GS 08 31TP, 0.1% 11/7/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	20,330,000	20,330,000
Series MS 3249, 0.1% 11/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	4,000,000	4,000,000
Series Putters 1546, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,430,000	12,430,000
Series Putters 2945, 0.13% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,665,000	1,665,000
Series Putters 3090, 0.13% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	8,885,000	8,885,000
Series Putters 3114, 0.13% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,120,000	5,120,000
Series Putters 3115, 0.13% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,660,000	6,660,000
Series Putters 3523, 0.13% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,365,000	7,365,000
Series Putters 3991 Z, 0.13% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,415,000	5,415,000
Series Putters 3994, 0.13% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,500,000	6,500,000
Series Putters 4001 Z, 0.13% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	985,000	985,000
Series RBC O 18, 0.1% 11/7/13 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,590,000	5,590,000
Series RBC O 19, 0.1% 11/7/13 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	7,700,000	7,700,000
Series ROC II R 11715, 0.14% 11/7/13 (Liquidity Facility Citibank NA) (b)(e)(f)	11,250,000	11,250,000
Series WF 08 2C, 0.14% 11/7/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	8,710,000	8,710,000
Series 1991 2, 0.16% 12/2/13, VRDN (b)(e)(g)	6,400,000	6,400,000
Series 1997 2, 0.13% 12/2/13, VRDN (b)(g)	1,000,000	1,000,000
		283,365,000
Variable Rate Demand Note - continued
	Principal Amount	Value
North Carolina - 0.5%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.13% 11/7/13, LOC Cr. Industriel et Commercial, VRDN (b)	$ 5,900,000	$ 5,900,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
0.12% 11/7/13, LOC Bank of America NA, VRDN (b)(e)	15,000,000	15,000,000
0.12% 11/7/13, LOC Bank of America NA, VRDN (b)(e)	4,750,000	4,750,000
		25,650,000
Ohio - 0.0%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.17% 11/7/13, VRDN (b)	1,100,000	1,100,000
Puerto Rico - 0.3%
RIB Floater Trust Various States Letter of Cr. Enhanced Participating VRDN Series BC 13 18WE, 0.13% 11/7/13 (Liquidity Facility Barclays Bank PLC) (b)(f)	16,900,000	16,900,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.12% 11/1/13, LOC Bank of America NA, VRDN (b)	4,075,000	4,075,000
Texas - 0.4%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2008, 0.12% 11/7/13, LOC Bank of America NA, VRDN (b)(e)	10,000,000	10,000,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.11% 11/7/13, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,500,000	2,500,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) Series 2004, 0.1% 11/7/13, LOC Fannie Mae, VRDN (b)(e)	3,500,000	3,500,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2012, 0.1% 11/7/13 (Total SA Guaranteed), VRDN (b)	5,000,000	5,000,000
		21,000,000
Virginia - 0.1%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.1% 11/7/13, LOC Freddie Mac, VRDN (b)(e)	3,000,000	3,000,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series Merlots 06 B21, 0.14% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	3,035,000	3,035,000
		6,035,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.23% 11/7/13, VRDN (b)	$ 1,300,000	$ 1,300,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $3,323,852,999)		3,323,852,999
Other Municipal Debt - 37.4%

Connecticut - 0.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.32% tender 11/7/13, CP mode	3,300,000	3,300,000
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 0.2% tender 11/18/13, CP mode	2,000,000	2,000,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.32% tender 11/7/13, CP mode (e)	7,700,000	7,700,000
		9,700,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B:
0.33% tender 11/18/13, CP mode	1,700,000	1,700,000
0.35% tender 11/8/13, CP mode	4,300,000	4,300,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.35% tender 11/14/13, CP mode	5,800,000	5,800,000
		11,800,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A:
0.35% tender 11/8/13, CP mode	1,000,000	1,000,000
0.35% tender 12/6/13, CP mode (e)	6,300,000	6,300,000
Series 1990 A1, 0.32% tender 11/7/13, CP mode (e)	5,200,000	5,200,000
		12,500,000
New York - 33.8%
Ballston Spa Central School District BAN Series 2013 B, 1% 9/26/14	24,161,000	24,328,255
Commack Union Free School District BAN 1.25% 9/12/14	1,387,500	1,399,079
East Aurora Union Free School District BAN 1.5% 12/12/13	14,980,000	15,000,461
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Elwood Union Free School District:
BAN 1.25% 8/22/14	$ 1,650,000	$ 1,661,377
TAN 1.25% 6/27/14	10,800,000	10,871,705
Hampton Bays Union Free School District:
BAN 1.25% 6/27/14	4,500,000	4,525,411
TAN 1.25% 6/19/14	11,700,000	11,774,178
Hauppauge Union Free School District TAN 1.25% 6/27/14	9,700,000	9,767,130
Herricks Union Free School District:
BAN 1% 5/14/14	6,170,000	6,194,530
TAN 1% 6/20/14	6,800,000	6,834,025
Huntington Union Free School District TAN 1% 6/27/14	18,700,000	18,801,166
Islip Union Free School District TAN 1% 6/27/14	16,100,000	16,179,886
Jericho Union Free School District TAN 1% 6/20/14	10,200,000	10,252,156
JPMorgan Chase Bonds Series Putters 4410, 0.13%, tender 1/30/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	55,100,000	55,100,000
Kings Park Central School District TAN 1% 6/27/14	16,100,000	16,185,166
Lindenhurst Unified Free School District TAN 1% 6/20/14	18,600,000	18,694,033
Liverpool Central School District Gen. Oblig. BAN Series 2013 A, 1.25% 10/3/14	15,400,000	15,542,757
Long Island Pwr. Auth. Elec. Sys. Rev. Series 1:
0.11% 11/26/13, LOC JPMorgan Chase Bank, CP	67,800,000	67,800,000
0.12% 12/5/13, LOC JPMorgan Chase Bank, CP	47,100,000	47,100,000
Longwood Central School District TAN Series 2013, 1% 6/27/14	24,600,000	24,728,391
Manhasset Union Free School District TAN 1% 6/20/14	10,600,000	10,654,281
Middle Country Century School District TAN 1% 6/26/14	32,600,000	32,767,033
Middletown City School District BAN 1.25% 7/10/14	35,800,000	36,048,910
Nassau County Interim Fin. Auth. Bonds:
Series 2009 A, 5% 11/15/13	1,000,000	1,001,835
Series 2013 B, 5% 11/15/13	2,000,000	2,003,687
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C2, 0.12%, tender 1/7/14, LOC Wells Fargo Bank NA (b)	5,455,000	5,455,000
Series 2009 D2, 0.12%, tender 1/27/14, LOC JPMorgan Chase Bank (b)	24,275,000	24,275,000
New York City Gen. Oblig. Bonds:
Series 2004 A, 5% 8/1/14	2,330,000	2,413,649
Series 2004 G, 5% 8/1/14	2,500,000	2,560,038
Series 2004 I, 5% 8/1/14	6,715,000	6,955,220
Series 2005 F1:
2% 8/1/14	3,660,000	3,709,447
2.5% 8/1/14	11,000,000	11,189,302
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig. Bonds: - continued
Series 2005 F1: - continued
2.5% 8/1/14	$ 2,875,000	$ 2,924,075
5.25% 9/1/14	10,445,000	10,883,436
Series 2007 C, 5% 1/1/14	3,955,000	3,986,454
Series 2008 A1, 5% 8/1/14	5,840,000	6,048,993
Series 2009 C, 4% 8/1/14	4,000,000	4,113,726
Series 2012 F, 4% 8/1/14	1,600,000	1,645,499
Series 2012 G1, 5% 4/1/14	3,745,000	3,819,035
Series 2012, 5% 8/1/14	5,085,000	5,267,907
Series 2013 F, 2% 8/1/14	1,240,000	1,256,856
Series 2013 J, 4% 8/1/14	37,500,000	38,563,615
Series 2014 C, 3% 8/1/14	1,290,000	1,316,960
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1, 0.14% 1/16/14, CP	38,200,000	38,200,000
Series 7, 0.14% 7/14/14, CP	63,700,000	63,700,000
Series 8:
0.12% 6/30/14, CP	28,000,000	28,000,000
0.14% 7/14/14, CP	42,500,000	42,500,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Bonds Series 2013 S1, 3% 7/15/14	8,340,000	8,502,957
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2003 B1, 5% 11/1/14	6,000,000	6,287,393
Series 2004 C5, 5% 2/1/14 (Pre-Refunded to 2/1/14 @ 100)	10,975,000	11,107,121
Series 2004 D2, 5% 11/1/14	1,860,000	1,904,822
Series 2005 A1:
5% 11/1/13	3,300,000	3,300,000
5% 11/1/14	4,035,000	4,228,272
Series 2010 C1, 5% 8/1/14	6,795,000	7,039,048
Series 2011 D, 5% 2/1/14	7,280,000	7,367,863
Series 2011 E, 5% 11/1/13	2,295,000	2,295,000
Series 2012 B:
3% 11/1/13	33,820,000	33,820,000
5% 11/1/13	4,910,000	4,910,000
5% 11/1/14	7,735,000	8,104,994
Series 2013 B, 4% 11/1/14	3,000,000	3,113,160
Series 2013 E, 4% 11/1/13	11,830,000	11,830,000
Series 2013 G, 2% 11/1/13	2,855,000	2,855,000
Series 2013, 4% 11/1/13	4,090,000	4,090,000
5% 11/1/13	19,875,000	19,875,000
New York Dorm. Auth. Personal Income Tax Rev. Bonds:
Series 2005 F, 5% 3/15/14	5,000,000	5,088,217
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Personal Income Tax Rev. Bonds: - continued
Series 2008 C, 5% 3/15/14	$ 6,700,000	$ 6,818,991
Series 2010 A, 4% 2/15/14	2,700,000	2,729,731
Series 2011 A, 5% 3/15/14	1,260,000	1,282,411
New York Dorm. Auth. Revs. Series 1998, 0.13% 2/10/14, CP	20,000,000	20,000,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Bonds Series 2007 B, 5% 6/15/14	5,375,000	5,534,891
New York Envir. Facilities Corp. State Personal Income Tax Rev. Bonds:
Series 2004 A, 5.25% 12/15/13	1,025,000	1,031,194
Series 2008 A, 5% 12/15/13	2,200,000	2,212,681
New York Local Govt. Assistance Corp. Bonds:
Series 2007 A, 5% 4/1/14	1,620,000	1,652,251
Series 2008 C, 5% 4/1/14	5,000,000	5,099,589
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2012 A, 2% 11/15/13	22,685,000	22,700,653
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2003 B, 5.25% 11/15/13 (Pre-Refunded to 11/15/13 @ 100)	5,400,000	5,410,473
Series 2013 A:
0.11% 11/13/13, LOC Barclays Bank PLC, CP	128,600,000	128,600,000
0.12% 12/11/13, LOC TD Banknorth, NA, CP	12,250,000	12,250,000
0.12% 12/11/13, LOC TD Banknorth, NA, CP	10,000,000	10,000,000
0.12% 12/11/13, LOC TD Banknorth, NA, CP	11,000,000	11,000,000
Series 2D:
0.11% 11/12/13, LOC Citibank NA, CP	41,000,000	41,000,000
0.11% 11/26/13, LOC Citibank NA, CP	40,500,000	40,500,000
0.12% 12/10/13, LOC Citibank NA, CP	41,000,000	41,000,000
New York Pwr. Auth.:
Series 1:
0.1% 12/16/13, CP	6,000,000	6,000,000
0.11% 12/4/13, CP	15,733,000	15,733,000
0.11% 12/5/13, CP	13,403,000	13,403,000
0.11% 12/11/13, CP	10,000,000	10,000,000
0.11% 12/17/13, CP	2,219,000	2,219,000
0.11% 12/17/13, CP	11,515,000	11,515,000
0.11% 12/18/13, CP	16,913,000	16,913,000
0.12% 11/13/13, CP	23,781,000	23,781,000
0.12% 12/5/13, CP	22,470,000	22,470,000
0.12% 12/13/13, CP	5,000,000	5,000,000
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Pwr. Auth.: - continued
Series 1: - continued
0.12% 12/16/13, CP	$ 5,000,000	$ 5,000,000
0.12% 7/7/14, CP	35,003,000	35,003,000
0.13% 11/13/13, CP	16,140,000	16,140,000
Series 2:
0.1% 11/6/13, CP	33,665,000	33,665,000
0.11% 11/18/13, CP	9,306,000	9,306,000
0.12% 12/17/13, CP	7,460,000	7,460,000
0.13% 12/12/13, CP	8,932,000	8,932,000
New York State Envir. Facilities Corp. Rev. Bonds Series 2013 B, 2% 5/15/14	2,290,000	2,312,312
New York State Gen. Oblig. Bonds Series WF 11 39C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	4,000,000	4,000,000
New York Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series 2005 B, 5% 4/1/14	17,205,000	17,546,655
New York Thruway Auth. Personal Income Tax Rev. Bonds:
Series 2005 A:
5% 3/15/14	635,000	646,237
5% 3/15/14 (Escrowed to Maturity)	565,000	574,998
Series 2012 A, 3% 3/15/14	10,930,000	11,042,355
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Bonds:
Series 2004 A, 5.25% 4/1/14	5,245,000	5,354,857
Series 2004 B, 5.25% 4/1/14	4,470,000	4,564,538
Series 2012 A:
3% 4/1/14	4,180,000	4,228,200
5% 4/1/14	24,735,000	25,226,167
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 4% 4/1/14	29,700,000	30,172,038
New York Urban Dev. Corp. Rev. Bonds:
Series 2008 D, 5% 1/1/14	10,900,000	10,986,572
Series 2010 A1, 5% 1/1/14	10,455,000	10,537,611
Series 2010 A2, 5% 1/1/14	4,380,000	4,414,392
Series 2010 B, 5% 1/1/14	12,720,000	12,820,987
Series 2013 A2, 2% 3/15/14	2,445,000	2,461,164
Riverhead Central School District:
BAN 1.25% 9/19/14	1,995,407	2,011,901
TAN 1% 6/26/14	17,000,000	17,089,501
Rochester Gen. Oblig.:
BAN Series 2013 I, 1% 8/12/14	20,787,000	20,912,855
Bonds Series 2013 II, 3% 2/1/14	5,725,000	5,764,143
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Sag Hbr. Union Free School District TAN 1% 6/20/14	$ 8,500,000	$ 8,540,906
Schenectady County Gen. Oblig. BAN Series 2013, 1% 2/19/14	33,500,000	33,573,498
Scotia Glenville Central School District BAN 1.25% 6/27/14	8,700,000	8,755,406
Shoreham-Wading River Central School District TAN 1.25% 6/26/14	6,400,000	6,426,932
South Huntington Union Free School District TAN 1% 6/26/14	17,800,000	17,894,839
Southampton Union Free School District TAN 1% 6/20/14	11,900,000	11,961,777
Syosset Central School District TAN 1% 6/27/14	16,100,000	16,186,149
Tarrytown Union Free School District BAN 1% 8/8/14	15,600,000	15,695,498
Tobacco Settlement Fing. Corp. Bonds Series 2011, 5% 6/1/14	4,250,000	4,368,186
West Babylon Union Free School District TAN 1% 6/27/14	12,300,000	12,365,839
Westhampton Beach Union Free School District TAN 1% 6/26/14	9,300,000	9,348,938
		1,858,866,827
New York & New Jersey - 2.7%
Port Auth. of New York & New Jersey:
Bonds 172nd Series, 3% 10/1/14 (e)	11,875,000	12,175,522
Series 2013 A:
0.12% 2/5/14, CP (e)	15,960,000	15,960,000
0.12% 2/19/14, CP (e)	7,560,000	7,560,000
0.14% 12/2/13, CP (e)	3,070,000	3,070,000
0.14% 12/10/13, CP (e)	13,970,000	13,970,000
0.15% 1/9/14, CP (e)	9,755,000	9,755,000
0.16% 11/13/13, CP (e)	18,540,000	18,540,000
0.18% 11/7/13, CP (e)	7,505,000	7,505,000
Series 2013 B:
0.11% 12/9/13, CP	8,335,000	8,335,000
0.11% 1/7/14, CP	13,935,000	13,935,000
0.12% 3/4/14, CP	13,967,000	13,967,000
0.13% 1/23/14, CP (e)	21,770,000	21,770,000
		146,542,522
Puerto Rico - 0.2%
JPMorgan Chase Letter of Cr. Enhanced Tender Option Bonds Series Putters 4362, 0.23%, tender 11/15/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)(g)	11,100,000	11,100,000
Other Municipal Debt - continued
	Principal Amount	Value
Virginia - 0.0%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.7% tender 11/18/13, CP mode (e)	$ 1,000,000	$ 1,000,000
TOTAL OTHER MUNICIPAL DEBT (Cost $2,054,809,349)		2,054,809,349
Investment Company - 2.1%
	Shares
Fidelity Municipal Cash Central Fund, 0.10% (c)(d) (Cost $119,200,000)	119,200,000	119,200,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,497,862,348)		5,497,862,348
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,937,684)
NET ASSETS - 100%		$ 5,495,924,664
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.1% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $77,600,000 or 1.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
JPMorgan Chase Bonds Series Putters 4410, 0.13%, tender 1/30/14 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 55,100,000
JPMorgan Chase Letter of Cr. Enhanced Tender Option Bonds Series Putters 4362, 0.23%, tender 11/15/13(Liquidity Facility JPMorgan Chase Bank)	7/18/13	$ 11,100,000
Security	Acquisition Date	Cost
New York State Gen. Oblig. Bonds Series WF 11 39C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$ 4,000,000
Port Auth. of New York & New Jersey Series 1991 2, 0.16% 12/2/13, VRDN	12/3/03	$ 6,400,000
Port Auth. of New York & New Jersey Series 1997 2, 0.13% 12/2/13, VRDN	7/8/13	$ 1,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 67,682
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At October 31, 2013, the cost of investment securities for income tax purposes was $5,497,862,348.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New York AMT Tax-Free
Money Market Fund

Fidelity New York AMT Tax-Free
Money Market
Institutional Class
Service Class

October 31, 2013

1.809073.110

SNM-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 52.8%
	Principal Amount	Value
Alabama - 0.1%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.12% 11/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (a)	$ 1,000,000	$ 1,000,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.32% 11/7/13, VRDN (a)	2,200,000	2,200,000
0.32% 11/7/13, VRDN (a)	2,500,000	2,500,000
		4,700,000
New Jersey - 0.4%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.27% 11/7/13, VRDN (a)	3,900,000	3,900,000
New York - 46.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.14% 11/7/13, LOC Bank of America NA, VRDN (a)	1,610,000	1,610,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1A, 0.19% 11/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (a)	15,800,000	15,800,000
Series 2001 1B, 0.07% 11/1/13, LOC State Street Bank & Trust Co., Boston, VRDN (a)	2,400,000	2,400,000
Subseries 2001 2B, 0.11% 11/1/13, LOC Bayerische Landesbank Girozentrale, VRDN (a)	9,060,000	9,060,000
New York City Gen. Oblig.:
Participating VRDN:
Series BA 08 1131, 0.13% 11/7/13 (Liquidity Facility Bank of America NA) (a)(d)	2,215,000	2,215,000
Series BC 13 19U, 0.09% 11/7/13 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,365,000	5,365,000
Series MS 3361, 0.1% 11/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000,000	5,000,000
Series Putters 3118, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,185,000	5,185,000
Series 2003 C2, 0.12% 11/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (a)	5,560,000	5,560,000
Series 2004 A2, 0.09% 11/7/13, LOC Bank of America NA, VRDN (a)	11,300,000	11,300,000
Series 2006 E2, 0.08% 11/1/13, LOC Bank of America NA, VRDN (a)	3,125,000	3,125,000
Series 2006 I7, 0.13% 11/7/13, LOC Bank of America NA, VRDN (a)	4,200,000	4,200,000
Series 2008 J11, 0.14% 11/7/13 (Liquidity Facility KBC Bank NV), VRDN (a)	4,800,000	4,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2008 J6, 0.09% 11/1/13, LOC Landesbank Hessen-Thuringen, VRDN (a)	$ 2,005,000	$ 2,005,000
Series 2013 F3, 0.08% 11/1/13 (Liquidity Facility Bank of America NA), VRDN (a)	2,500,000	2,500,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.09% 11/7/13, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,700,000	6,700,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(20 Exchange Place Proj.) Series 2006 A, 0.09% 11/7/13, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,390,000	2,390,000
(Beekman Tower Proj.) Series 2008 A, 0.08% 11/7/13, LOC RBS Citizens NA, VRDN (a)	12,200,000	12,200,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 0.07% 11/7/13, LOC Fannie Mae, VRDN (a)	13,800,000	13,800,000
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2009 A, 0.07% 11/7/13, LOC RBS Citizens NA, VRDN (a)	18,800,000	18,800,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.2% 11/7/13, LOC Bank of America NA, VRDN (a)	1,200,000	1,200,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BA 08 1192, 0.13% 11/7/13 (Liquidity Facility Bank of America NA) (a)(d)	3,012,000	3,012,000
Series BC 13 3WX, 0.09% 11/7/13 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,800,000	2,800,000
Series MS 3262 X, 0.1% 11/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,600,000	7,600,000
Series Putters 1289, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	830,000	830,000
Series Putters 3384, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,870,000	1,870,000
Series Putters 4397, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
Series ROC II R 11916, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (a)(d)	2,040,000	2,040,000
Series 2008 B1, 0.07% 11/7/13 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	4,500,000	4,500,000
Series 2008 B3, 0.08% 11/1/13 (Liquidity Facility Bank of America NA), VRDN (a)	3,125,000	3,125,000
Series 2009 BB1, 0.08% 11/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	7,500,000	7,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2014 AA:
0.07% 11/1/13 (Liquidity Facility Bank of Montreal Chicago CD Prog.), VRDN (a)	$ 2,600,000	$ 2,600,000
0.07% 11/1/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	4,900,000	4,900,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1190, 0.13% 11/7/13 (Liquidity Facility Bank of America NA) (a)(d)	5,610,000	5,610,000
Series BC 11 7B, 0.09% 11/7/13 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,000,000	5,000,000
Series MS 3360, 0.1% 11/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,130,000	3,130,000
Series Putters 3857, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
Series Putters 3868, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,750,000	3,750,000
Series 2001 B, 0.1% 11/1/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	10,400,000	10,400,000
Series 2003 A2, 0.07% 11/4/13 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	4,900,000	4,900,000
Series 2003 C2, 0.09% 11/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,000,000	2,000,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.09% 11/7/13, LOC HSBC Bank U.S.A., NA, VRDN (a)	2,355,000	2,355,000
(College of New Rochelle Proj.) Series 2008, 0.14% 11/7/13, LOC RBS Citizens NA, VRDN (a)	15,600,000	15,600,000
(Culinary Institute of America Proj.) Series 2004 D, 0.08% 11/7/13, LOC TD Banknorth, NA, VRDN (a)	9,750,000	9,750,000
(The Culinary Institute of America Proj.) Series 2006, 0.08% 11/7/13, LOC TD Banknorth, NA, VRDN (a)	1,375,000	1,375,000
(Univ. of Rochester Proj.) Series 2003 B, 0.07% 11/1/13, LOC HSBC Bank U.S.A., NA, VRDN (a)	1,000,000	1,000,000
Participating VRDN:
Series EGL 06 47 Class A, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (a)(d)	37,905,000	37,905,000
Series ROC II R 11722, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (a)(d)	5,035,000	5,035,000
Series 2006 A2, 0.07% 11/7/13, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series BC 12 9 W, 0.09% 11/7/13 (Liquidity Facility Barclays Bank PLC) (a)(d)	$ 4,100,000	$ 4,100,000
Series Putters 3376, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,185,000	3,185,000
New York Hsg. Fin. Agcy. Rev.:
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.09% 11/7/13, LOC Bank of America NA, VRDN (a)	12,100,000	12,100,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.12% 11/7/13, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
(330 West 39th Street Hsg. Proj.) Series 2010 A, 0.18% 11/7/13, LOC Bank of America NA, VRDN (a)	10,800,000	10,800,000
(505 West 37th Street Proj.):
Series 2009 A, 0.09% 11/1/13, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,300,000	3,300,000
Series 2009 B, 0.09% 11/1/13, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,300,000	3,300,000
(80 DeKalb Ave. Hsg. Proj.):
Series 2009 A, 0.09% 11/7/13, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,300,000	1,300,000
Series 2009 B, 0.09% 11/7/13, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,400,000	1,400,000
(Shore Hill Hsg. Proj.) Series 2008 A, 0.07% 11/7/13, LOC Freddie Mac, VRDN (a)	2,500,000	2,500,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.13% 11/7/13, LOC Landesbank Hessen-Thuringen, VRDN (a)	575,000	575,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 A1, 0.08% 11/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	145,000	145,000
New York Metropolitan Trans. Auth. Rev. Series 2005 D2, 0.08% 11/1/13, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,400,000	2,400,000
Puttable Floating Optional Tax Exempt Receipt Participating VRDN Series MT 844, 0.14% 11/7/13 (Liquidity Facility Bank of America NA) (a)(d)	4,500,000	4,500,000
Rockland Indl. Dev. Agcy. Civic Facility Rev. (Dominican College of Blauvelt Proj.) Series 2006 A, 0.11% 11/7/13, LOC TD Banknorth, NA, VRDN (a)	13,740,000	13,740,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN Series Putters 3357, 0.11% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 3,265,000	$ 3,265,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series MS 3083, 0.1% 11/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,975,000	6,975,000
Series Putters 3685, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,605,000	5,605,000
Series 2005 B3, 0.09% 11/7/13 (Liquidity Facility Bank of America NA), VRDN (a)	54,535,000	54,535,000
Westchester County Indl. Agcy. Rev.:
Series 2001, 0.11% 11/7/13, LOC RBS Citizens NA, VRDN (a)	1,100,000	1,100,000
Series 2005 B, 0.07% 11/7/13, LOC TD Banknorth, NA, VRDN (a)	5,820,000	5,820,000
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.08% 11/7/13, LOC JPMorgan Chase Bank, VRDN (a)	5,175,000	5,175,000
		451,572,000
New York & New Jersey - 2.4%
Port Auth. of New York & New Jersey:
Participating VRDN Series ROC II R 11439, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (a)(d)	7,200,000	7,200,000
Series 1997 2, 0.13% 12/2/13, VRDN (a)(e)	2,500,000	2,500,000
Series 2008 2, 0.13% 11/7/13, VRDN (a)	13,810,000	13,810,000
		23,510,000
North Carolina - 0.8%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.13% 11/7/13, LOC Cr. Industriel et Commercial, VRDN (a)	7,650,000	7,650,000
Ohio - 1.6%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.27% 11/7/13, VRDN (a)	4,500,000	4,500,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.13% 11/7/13, LOC RBS Citizens NA, VRDN (a)	10,600,000	10,600,000
		15,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Puerto Rico - 0.3%
RIB Floater Trust Various States Letter of Cr. Enhanced Participating VRDN Series BC 13 18WE, 0.13% 11/7/13 (Liquidity Facility Barclays Bank PLC) (a)(d)	$ 3,100,000	$ 3,100,000
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2007, 0.2% 11/7/13, LOC Bank of America NA, VRDN (a)	2,940,000	2,940,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.23% 11/7/13, VRDN (a)	300,000	300,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $513,772,000)		513,772,000
Other Municipal Debt - 41.4%

Kentucky - 0.3%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 0.2% tender 11/18/13, CP mode	2,700,000	2,700,000
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 0.33% tender 11/18/13, CP mode	4,800,000	4,800,000
New York - 39.5%
Ballston Spa Central School District BAN Series 2013 B, 1% 9/26/14	4,300,000	4,329,767
East Aurora Union Free School District BAN 1.5% 12/12/13	3,300,000	3,304,508
Elwood Union Free School District TAN 1.25% 6/27/14	1,950,000	1,962,947
Hampton Bays Union Free School District TAN 1.25% 6/19/14	2,300,000	2,314,582
Hauppauge Union Free School District TAN 1.25% 6/27/14	1,800,000	1,812,457
Herricks Union Free School District TAN 1% 6/20/14	1,200,000	1,206,004
Huntington Union Free School District TAN 1% 6/27/14	3,300,000	3,317,853
Islip Union Free School District TAN 1% 6/27/14	2,900,000	2,914,389
Jericho Union Free School District TAN 1% 6/20/14	1,800,000	1,809,204
JPMorgan Chase Bonds Series Putters 4410, 0.13%, tender 1/30/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	9,700,000	9,700,000
Kings Park Central School District TAN 1% 6/27/14	2,900,000	2,915,340
Lindenhurst Unified Free School District TAN 1% 6/20/14	3,400,000	3,417,189
Liverpool Central School District Gen. Oblig. BAN Series 2013 A, 1.25% 10/3/14	2,726,795	2,752,072
Long Island Pwr. Auth. Elec. Sys. Rev. Series 1:
0.11% 11/26/13, LOC JPMorgan Chase Bank, CP	22,200,000	22,200,000
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev. Series 1: - continued
0.12% 12/5/13, LOC JPMorgan Chase Bank, CP	$ 11,900,000	$ 11,900,000
Longwood Central School District TAN Series 2013, 1% 6/27/14	4,400,000	4,422,964
Manhasset Union Free School District TAN 1% 6/20/14	1,900,000	1,909,730
Middle Country Century School District TAN 1% 6/26/14	5,900,000	5,930,230
Middletown City School District BAN 1.25% 7/10/14	6,420,000	6,464,637
Nassau County Interim Fin. Auth. Bonds:
Series 2009 A, 5% 11/15/13	1,000,000	1,001,815
Series 2013 B, 5% 11/15/13	2,704,000	2,708,948
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C2, 0.12%, tender 1/7/14, LOC Wells Fargo Bank NA (a)	1,000,000	1,000,000
Series 2009 D2, 0.12%, tender 1/27/14, LOC JPMorgan Chase Bank (a)	5,900,000	5,900,000
New York City Gen. Oblig. Bonds:
Series 2004 A, 5.25% 8/1/14	2,395,000	2,485,478
Series 2005 F1, 2.5% 8/1/14	2,000,000	2,034,419
Series 2005 G, 5% 8/1/14	500,000	517,705
Series 2012 G1, 5% 4/1/14	1,415,000	1,442,965
Series B, 5% 8/1/14	2,000,000	2,071,421
4% 8/1/14	650,000	668,349
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1, 0.14% 1/16/14, CP	6,800,000	6,800,000
Series 7, 0.14% 7/14/14, CP	11,300,000	11,300,000
Series 8:
0.12% 6/30/14, CP	5,200,000	5,200,000
0.14% 7/14/14, CP	7,500,000	7,500,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Bonds Series 2013 S1, 3% 7/15/14	1,400,000	1,427,368
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2004 D2, 5% 11/1/13	1,000,000	1,000,000
Series 2005 A1, 5% 11/1/13	2,000,000	2,000,000
Series 2010 E, 5% 11/1/13	1,000,000	1,000,000
Series 2011 E, 5% 11/1/13	2,000,000	2,000,000
Series 2012 B:
3% 11/1/13	6,700,000	6,700,000
5% 11/1/14	1,400,000	1,466,967
Series 2013 G, 2% 11/1/13	600,000	600,000
New York Dorm. Auth. Personal Income Tax Rev. Bonds Series 2008 C, 5% 3/15/14	1,300,000	1,323,088
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs. Bonds Series 2013 A, 2% 7/1/14	$ 2,830,000	$ 2,862,887
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Bonds Series 2007 B, 5% 6/15/14	1,000,000	1,029,747
New York Envir. Facilities Corp. State Personal Income Tax Rev. Bonds Series 2009 A, 3.5% 12/15/13	2,500,000	2,509,897
New York Local Govt. Assistance Corp. Bonds Series 2007 A, 5% 4/1/14	1,215,000	1,238,810
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2012 A, 2% 11/15/13	3,700,000	3,702,548
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2003 B, 5.25% 11/15/13 (Pre-Refunded to 11/15/13 @ 100)	1,100,000	1,102,133
Series 2013 A, 0.11% 11/13/13, LOC Barclays Bank PLC, CP	26,790,000	26,790,000
Series 2D:
0.11% 11/12/13, LOC Citibank NA, CP	16,000,000	16,000,000
0.11% 11/26/13, LOC Citibank NA, CP	15,500,000	15,500,000
0.12% 12/10/13, LOC Citibank NA, CP	16,000,000	16,000,000
New York Pwr. Auth.:
Series 1:
0.11% 12/4/13, CP	3,200,000	3,200,000
0.11% 12/5/13, CP	5,548,000	5,548,000
0.11% 12/17/13, CP	3,193,000	3,193,000
0.11% 12/18/13, CP	2,584,000	2,584,000
0.12% 11/13/13, CP	5,385,000	5,385,000
0.12% 12/5/13, CP	2,800,000	2,800,000
0.12% 7/7/14, CP	31,547,000	31,547,000
Series 2:
0.1% 11/6/13, CP	5,335,000	5,335,000
0.1% 11/6/13, CP	4,593,000	4,593,000
0.11% 11/18/13, CP	1,270,000	1,270,000
0.12% 12/17/13, CP	7,959,000	7,959,000
0.13% 12/12/13, CP	2,005,000	2,005,000
New York State Envir. Facilities Corp. Rev. Bonds Series 2012 E, 1% 11/15/13	1,495,000	1,495,435
New York State Gen. Oblig. Bonds:
Series 2005 C, 5% 4/15/14	1,120,000	1,144,215
Series WF 11 39C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	4,900,000	4,900,000
New York Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series 2005 B, 5% 4/1/14	3,550,000	3,620,592
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Bonds Series 2011 A, 4% 3/15/14	$ 1,215,000	$ 1,232,065
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Bonds Series 2012 A, 5% 4/1/14	3,000,000	3,059,630
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 4% 4/1/14	5,300,000	5,384,394
New York Urban Dev. Corp. Rev. Bonds:
Series 2008 D, 5% 1/1/14	2,100,000	2,116,679
Series 2009 A1, 5% 12/15/13	1,400,000	1,407,947
Series 2010 A2, 5% 1/1/14	2,800,000	2,822,123
Riverhead Central School District TAN 1% 6/26/14	3,000,000	3,015,794
Rochester Gen. Oblig. BAN Series 2013 I, 1% 8/12/14	3,800,000	3,823,007
Sag Hbr. Union Free School District TAN 1% 6/20/14	1,500,000	1,507,219
Schenectady County Gen. Oblig. BAN Series 2013, 1% 2/19/14	6,500,000	6,514,261
Scotia Glenville Central School District BAN 1.25% 6/27/14	1,695,000	1,705,795
Shoreham-Wading River Central School District TAN 1.25% 6/26/14	1,100,000	1,104,629
South Huntington Union Free School District TAN 1% 6/26/14	3,200,000	3,217,050
Southampton Union Free School District TAN 1% 6/20/14	2,100,000	2,110,902
Syosset Central School District TAN 1% 6/27/14	2,900,000	2,915,518
Tarrytown Union Free School District BAN 1% 8/8/14	2,815,000	2,832,232
West Babylon Union Free School District TAN 1% 6/27/14	2,200,000	2,211,776
Westhampton Beach Union Free School District TAN 1% 6/26/14	1,700,000	1,708,945
		384,737,626
New York & New Jersey - 1.1%
Port Auth. of New York & New Jersey Series 2013 B:
0.11% 1/7/14, CP	2,803,500	2,803,500
0.12% 3/4/14, CP	2,703,000	2,703,000
0.13% 11/5/13, CP	2,667,500	2,667,500
0.14% 11/5/13, CP	2,081,300	2,081,300
		10,255,300
TOTAL OTHER MUNICIPAL DEBT (Cost $402,492,926)		402,492,926
Investment Company - 4.8%
	Shares	Value
Fidelity Tax-Free Cash Central Fund, 0.09% (b)(c) (Cost $47,302,000)	47,302,000	$ 47,302,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $963,566,926)		963,566,926
NET OTHER ASSETS (LIABILITIES) - 1.0%		9,481,932
NET ASSETS - 100%		$ 973,048,858
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,100,000 or 1.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
JPMorgan Chase Bonds Series Putters 4410, 0.13%, tender 1/30/14 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 9,700,000
Security	Acquisition Date	Cost
New York State Gen. Oblig. Bonds Series WF 11 39C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA)	3/31/11	$ 4,900,000
Port Auth. of New York & New Jersey Series 1997 2, 0.13% 12/2/13, VRDN	1/3/13 - 5/3/13	$ 2,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 7,307
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At October 31, 2013, the cost of investment securities for income tax purposes was $963,566,926.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2013